Commitments - Additional Information (Detail) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jul. 16, 2021	Jul. 09, 2021	Oct. 06, 2020
Commitments (Details) [Line Items]
Common stock shares subscribed but not issued			24,000,000
Sale of Stock, Price Per Share			$ 10.00
Common Stock, Value, Subscriptions			$ 240,000
Empower Ltd [Member]
Commitments (Details) [Line Items]
Underwriting deferred fee per unit	$ 0.35	$ 0.35
Underwriters over-allotment value	$ 8,750,000	$ 8,750,000
Forward purchase agreement description	The Company entered into a forward purchase agreement (the “FPA”) pursuant to which Empower Funding LLC (“Empower Funding”), a newly formed Delaware limited liability company which has received commitments from one or more funds affiliated with MidOcean Partners (“MidOcean”), and is an affiliate of the sponsor, will purchase an aggregate of up to 5,000,000 forward purchase units, consisting of one Class A ordinary share and one-third of one warrant to purchase one Class A ordinary share for $10.00 per unit, or up to $50,000,000 in the aggregate, in a private placement to close substantially concurrently with the closing of an initial business combination, subject to approval at such time by the MidOcean investment committee.	The Company entered into a forward purchase agreement (the “FPA”), dated as of October 6, 2020, pursuant to which Empower Funding LLC (“Empower Funding”), a newly formed Delaware limited liability company which has received commitments from one or more funds affiliated with MidOcean Partners (“MidOcean”), and is an affiliate of the sponsor, will purchase an aggregate of up to 5,000,000 forward purchase units, consisting of one Class A ordinary share and one-third of one warrant to purchase one Class A ordinary share for $10.00 per unit, or up to $50,000,000 in the aggregate, in a private placement to close substantially concurrently with the closing of an initial business combination, subject to approval at such time by the MidOcean investment committee
Certain Assignment and Assumption Agreement [Member] | Midocean Partners V LP [Member] | AR FPA Investor [Member] | Subsequent Event [Member] | Empower Ltd [Member]
Commitments (Details) [Line Items]
Common stock shares subscribed but not issued				4,975,000
Certain Assignment and Assumption Agreement [Member] | MidOcean Partners V Executive, L.P [Member] | AR FPA Investor [Member] | Subsequent Event [Member] | Empower Ltd [Member]
Commitments (Details) [Line Items]
Common stock shares subscribed but not issued				25,000
Certain Assignment and Assumption Agreement [Member] | New FPA Purchasers [Member] | AR FPA Investor [Member] | Subsequent Event [Member] | Empower Ltd [Member]
Commitments (Details) [Line Items]
Common stock shares subscribed but not issued				5,000,000
Common Stock, Value, Subscriptions				$ 50,000,000
Class A Common Stock And One Third Of One Warrant [Member] | Forward Purchase Agreement [Member] | Empower Funding LLC [Member] | Empower Ltd [Member]
Commitments (Details) [Line Items]
Common stock shares subscribed but not issued					5,000,000
Sale of Stock, Price Per Share					$ 50.0
Over-Allotment Option [Member] | Empower Ltd [Member]
Commitments (Details) [Line Items]
Option to Purchase of Shares.	3,750,000